Note 8 - Leases (Details Textual)				12 Months Ended
	Apr. 30, 2015 ft²	Sep. 15, 2009 ft²	Aug. 31, 2008 ft²	Oct. 31, 2016 ft²	Oct. 31, 2016 USD ($) ft²	Oct. 31, 2015 USD ($)	Oct. 31, 2014 USD ($)	May 19, 2011 ft²
Operating Leases, Rent Expense, Net | $					$ 391,116	$ 479,937	$ 425,084
Operating Lease for Office, Manufacturing and Warehouse Space in Plano, Texas [Member]
Area of Real Estate Property		21,000		34,000	34,000
Lessee Leasing Arrangements, Operating Leases, Term of Contract		5 years
Additional Area of Real Estate Property								13,000
Operating Lease for Office and Manufacturing Space in Coppell, Texas [Member] | Centric Solutions LLC [Member]
Area of Real Estate Property			23,000
Lessee Leasing Arrangements, Operating Leases, Term of Contract			7 years
Operating Lease for Warehouse Space in Roanoke, Virginia [Member]
Area of Real Estate Property	36,000
Lessee Leasing Arrangements, Operating Leases, Term of Contract	1 year
Lease Term, Extension, Term				1 year
Lease Term, Extension, Remaining Number				3